Definition of Terms in Portfolio Name	Sep. 18, 2026
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

The Trust seeks above-average capital appreciation. The Trust is concentrated (i.e., invests 25% or more of Trust assets) in common stocks of companies within each of the energy and information technology sectors.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process

The portfolio contains a selection of stocks from the Automated Quantitative Analysis (“AQA®”) universe that are the stocks considered by AQA® to be the most undervalued at the time the portfolio is selected. An “undervalued” stock is a company selling at a price significantly below its intrinsic value, as identified by AQA®. AQA® is proprietary software developed for use by Robert W. Baird & Co. Incorporated.

AQA® uses public filings of balance sheets and income statements to calculate a value for each stock. Analysis of this data is automated through the AQA® software to reproduce the recognition process of undervalued stocks at a faster rate than the marketplace. Based on AQA®’s analysis of each ratio’s influence on price movement, stocks are ranked according to the discrepancy between AQA®’s calculation of their current worth and current market price.

In the normal course of events, Baird expects the average holding period of the stocks in this portfolio (the average number of months it takes for a stock to move from being undervalued to being efficiently priced) to coincide with the Trust’s optimum rate of return over time, and this is reflected in the two-year maturity of this Trust.

Select Universe: The universe of eligible stocks consists of U.S. companies (excluding insurance companies and real estate investment trusts), as identified by AQA®, in the S&P 500®, S&P MidCap 400® and S&P SmallCap 600® indices.

Rank Stocks: AQA® ranks the companies in this universe using an eight-year history of 41 ratios and 83 balance sheet and income statement items.

Select Stocks: AQA® selects the top 20 stocks with the greatest measured discrepancy between worth and price. The stocks are initially evenly weighted within the portfolio.

While not a part of the Trust’s portfolio selection process, the Trust also invests in dividend-paying securities, foreign securities and companies with various market capitalizations.

As with any similar investments, there can be no guarantee that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.